Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement [Line Items]
Total other income	€ 240	€ 54	€ 126
Other Income
Consolidated Income Statement [Line Items]
Repayments and reimbursements	0	0	74
Other income	240	54	52
Total other income	€ 240	€ 54	€ 126